13 Impairment testing (Details 2) - Cash-Generating Units [Member] - Midatech Pharma (Wales) Limited [Member]	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ImpairmentTestingLineItems [Line Items]
Pre-tax discount rate for all projects	21.00%	29.80%	21.00%
Cumulative probability of success of all projects	59.00%	34.00%	57.00%